Consolidated Statements of Changes in (Deficit) Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Subscription Receivable [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2012	$ (6,558)	$ 15	$ 747		$ (15)	$ (7,282)	$ (23)
Balance, Shares at Dec. 31, 2012		147,000,000
Net Income (loss)	(9,326)					(9,326)
Share-based compensation	963		963
Deemed dividend to preferred shareholders	(8,120)					(8,120)
Foreign currency translation adjustment	181						181
Balance at Dec. 31, 2013	(22,860)	$ 15	1,710		(15)	(24,728)	158
Balance, Shares at Dec. 31, 2013		147,000,000
Net Income (loss)	(25,415)					(25,415)
Share-based compensation	6,638		6,638
Repurchase of ordinary shares	(64,494)			$ (64,494)
Repurchase of ordinary shares, Shares		(15,651,589)
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units	286,651	$ 5	286,646
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units		45,688,888
Conversion of participating convertible redeemable preferred shares to ordinary shares	318,704	$ 20	318,684
Conversion of participating convertible redeemable preferred shares to ordinary shares, Shares		200,718,811
Deemed dividend to preferred shareholders	(57,663)					(57,663)
Subscription Receivable	15				$ 15
Foreign currency translation adjustment	(1,185)						(1,185)
Balance at Dec. 31, 2014	440,391	$ 40	613,678	(64,494)		(107,806)	(1,027)
Balance, Shares at Dec. 31, 2014		377,756,110
Net Income (loss)	13,697					13,697
Share-based compensation	17,382		17,382
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units	$ 415	$ 1	414
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units	5,995,293	5,995,293
Foreign currency translation adjustment	$ (3,499)						(3,499)
Balance at Dec. 31, 2015	$ 468,386	$ 41	$ 631,474	$ (64,494)		$ (94,109)	$ (4,526)
Balance, Shares at Dec. 31, 2015		383,751,403